                      May 4, 2005

VIA ELECTRONIC TRANSMISSION

Ms. Pamela A Long
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  RE:
  Hexcel Corporation
  Registration Statement on
  Form S-4 (File No. 333-124211)

Dear Ms. Long:

        On behalf of Hexcel Corporation, we hereby electronically transmit, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission (the "Commission"), Amendment No. 1 to the above-referenced Registration Statement (as amended, the "Registration Statement") for filing under the Securities Act of 1933, as amended. As requested in your letter dated May 2, 2005, Part II of the Registration Statement has been amended to include the undertaking required by Item 512(a) of Regulation S-K.

        Please call the undersigned at (212) 735-7886 if you have any questions concerning the enclosed material or desire further information or clarification in connection therewith.

                      Very truly yours,

                      /s/ Thomas Greenberg

cc:
Dorine H. Miller—Securities and Exchange Commission
Stephen C. Forsyth—Hexcel Corporation
Ira J. Krakower—Hexcel Corporation